Parent Company Only Condensed Financial Information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (3,492,385)	$ (548,031)	¥ (1,118,819)	¥ (689,379)
Research and development	(3,286,389)	(515,706)	(1,099,857)	(1,169,140)
Total operating expenses	(6,778,774)	(1,063,737)	(2,218,676)	(1,858,519)
Loss from operations	(1,017,320)	(159,639)	(669,337)	(1,858,614)
Other (expense)/income
Interest expense	(63,244)	(9,924)	(66,916)	(83,667)
Changes in fair value of warrants and derivative liabilities			272,327	(426,425)
Investment income, net	740,432	116,190	254,916	79,631
Others, net	187,320	29,395	20,133	(128,799)
(Loss)/Income before income tax expenses	(152,812)	(23,978)	(188,877)	(2,417,874)
Income tax benefit/(expense)	168,643	26,464	(22,847)
Net loss	(321,455)	(50,442)	(151,657)	(2,438,536)
Accretion on convertible redeemable preferred shares to redemption value	0		(651,190)	(743,100)
Deemed dividend to preferred shareholders upon extinguishment, net				(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares			10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(321,455)	(50,442)	(791,985)	(3,281,607)
Net loss	(321,455)	(50,442)	(151,657)	(2,438,536)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	(516,687)	(81,079)	(1,020,728)	2,851
Total comprehensive loss, net of tax	(838,142)	$ (131,521)	(1,172,385)	(2,435,685)
Parent company | Reportable legal entity
Operating expenses:
Selling, general and administrative	(27,288)		(9,424)	(5,114)
Research and development	(852)
Total operating expenses	(28,140)		(9,424)	(5,114)
Loss from operations	(28,140)		(9,424)	(5,114)
Other (expense)/income
Interest expense	(21,369)			(9,332)
Interest income	10,746		4,467	20,505
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(563,106)		(520,093)	(2,031,371)
Changes in fair value of warrants and derivative liabilities			272,327	(426,425)
Investment income, net	272,991		106,823	14,880
Foreign exchange loss	(3,023)		(5,861)	(1,084)
Others, net	10,446		104	(595)
(Loss)/Income before income tax expenses	(321,455)		(151,657)	(2,438,536)
Net loss	(321,455)		(151,657)	(2,438,536)
Accretion on convertible redeemable preferred shares to redemption value			(651,190)	(743,100)
Deemed dividend to preferred shareholders upon extinguishment, net				(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares			10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(321,455)		(791,985)	(3,281,607)
Net loss	(321,455)		(151,657)	(2,438,536)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	(516,687)		(1,020,728)	2,851
Total comprehensive loss, net of tax	¥ (838,142)		¥ (1,172,385)	¥ (2,435,685)